Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2011
Business Acquisition [Line Items]
Shares of common stock to be issued for acquisition (in shares)	193
Customer lists/relationships [Member] | PsPrint [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 3,300
Weighted-average useful life (in years)	6
Internal-use software [Member] | PsPrint [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	9,050
Weighted-average useful life (in years)	5
Trade Names [Member] | PsPrint [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	6,100
Weighted-average useful life (in years)	10
PsPrint [Member]
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired	45,486
Goodwill	24,826
Customer lists/relationships [Member] | Banker's Dashboard, LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	9,300
Weighted-average useful life (in years)	9
Trade Names [Member] | Banker's Dashboard, LLC [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	2,200
Weighted-average useful life (in years)	8
Banker's Dashboard, LLC [Member]
Business Acquisition [Line Items]
Cash paid for acquisition, net of cash acquired	35,000
Cost of acquired entity	39,700
Value of common shares plus related dividend equivalent payments	4,700
Shares of common stock to be issued for acquisition (in shares)	193
Tax deductible goodwill	26,281
Number of years before shares will be issued after the closing of the acquisition (minimum) (in years)	2
Number of years before shares will be issued after the closing of the acquisition (maximum) (in years)	4
Internal-use software [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	9,050
Weighted-average useful life (in years)	5
Trade Names [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	$ 8,300
Weighted-average useful life (in years)	9.5